Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Natixis Funds Trust I
Entity Central Index Key	0000770540
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000178444
Shareholder Report [Line Items]
Fund Name	Mirova Global Green Bond Fund
Class Name	Class A
Trading Symbol	MGGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mirova Global Green Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 39,042,492
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 9,046
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$39,042,492
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	86
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$9,046

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.4%
Supra-National	4.8%
Special Purpose	6.2%
Financial	7.9%
Bank	8.9%
Utility-Electric	15.4%
Industrial	15.8%
Government National	25.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000178445
Shareholder Report [Line Items]
Fund Name	Mirova Global Green Bond Fund
Class Name	Class N
Trading Symbol	MGGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mirova Global Green Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 39,042,492
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 9,046
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$39,042,492
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	86
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$9,046

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.4%
Supra-National	4.8%
Special Purpose	6.2%
Financial	7.9%
Bank	8.9%
Utility-Electric	15.4%
Industrial	15.8%
Government National	25.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000178446
Shareholder Report [Line Items]
Fund Name	Mirova Global Green Bond Fund
Class Name	Class Y
Trading Symbol	MGGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mirova Global Green Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 39,042,492
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 9,046
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$39,042,492
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	86
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$9,046

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	15.4%
Supra-National	4.8%
Special Purpose	6.2%
Financial	7.9%
Bank	8.9%
Utility-Electric	15.4%
Industrial	15.8%
Government National	25.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000167845
Shareholder Report [Line Items]
Fund Name	Mirova Global Sustainable Equity Fund
Class Name	Class A
Trading Symbol	ESGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.20%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%
AssetsNet	$ 1,058,232,421
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 4,341,193
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,058,232,421
# of Portfolio Holdings (including overnight repurchase agreements)	47
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$4,341,193

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	18.5%
Commercial Services & Supplies	3.4%
Broadline Retail	4.0%
Machinery	4.1%
Health Care Equipment & Supplies	5.2%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.2%
Chemicals	7.4%
Financial Services	7.9%
Pharmaceuticals	10.6%
Semiconductors & Semiconductor Equipment	12.8%
Software	14.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	6.1%
Novo Nordisk AS, Class B	5.0%
Microsoft Corp.	4.9%
Eli Lilly & Co.	4.5%
Mastercard, Inc., Class A	4.5%
eBay, Inc.	4.0%
Ecolab, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.9%
Thermo Fisher Scientific, Inc.	3.7%
Roper Technologies, Inc.	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000167846
Shareholder Report [Line Items]
Fund Name	Mirova Global Sustainable Equity Fund
Class Name	Class C
Trading Symbol	ESGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.95%
AssetsNet	$ 1,058,232,421
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 4,341,193
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,058,232,421
# of Portfolio Holdings (including overnight repurchase agreements)	47
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$4,341,193

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	18.5%
Commercial Services & Supplies	3.4%
Broadline Retail	4.0%
Machinery	4.1%
Health Care Equipment & Supplies	5.2%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.2%
Chemicals	7.4%
Financial Services	7.9%
Pharmaceuticals	10.6%
Semiconductors & Semiconductor Equipment	12.8%
Software	14.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	6.1%
Novo Nordisk AS, Class B	5.0%
Microsoft Corp.	4.9%
Eli Lilly & Co.	4.5%
Mastercard, Inc., Class A	4.5%
eBay, Inc.	4.0%
Ecolab, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.9%
Thermo Fisher Scientific, Inc.	3.7%
Roper Technologies, Inc.	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000190736
Shareholder Report [Line Items]
Fund Name	Mirova Global Sustainable Equity Fund
Class Name	Class N
Trading Symbol	ESGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
AssetsNet	$ 1,058,232,421
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 4,341,193
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,058,232,421
# of Portfolio Holdings (including overnight repurchase agreements)	47
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$4,341,193

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	18.5%
Commercial Services & Supplies	3.4%
Broadline Retail	4.0%
Machinery	4.1%
Health Care Equipment & Supplies	5.2%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.2%
Chemicals	7.4%
Financial Services	7.9%
Pharmaceuticals	10.6%
Semiconductors & Semiconductor Equipment	12.8%
Software	14.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	6.1%
Novo Nordisk AS, Class B	5.0%
Microsoft Corp.	4.9%
Eli Lilly & Co.	4.5%
Mastercard, Inc., Class A	4.5%
eBay, Inc.	4.0%
Ecolab, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.9%
Thermo Fisher Scientific, Inc.	3.7%
Roper Technologies, Inc.	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000167847
Shareholder Report [Line Items]
Fund Name	Mirova Global Sustainable Equity Fund
Class Name	Class Y
Trading Symbol	ESGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,058,232,421
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 4,341,193
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,058,232,421
# of Portfolio Holdings (including overnight repurchase agreements)	47
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$4,341,193

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	18.5%
Commercial Services & Supplies	3.4%
Broadline Retail	4.0%
Machinery	4.1%
Health Care Equipment & Supplies	5.2%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.2%
Chemicals	7.4%
Financial Services	7.9%
Pharmaceuticals	10.6%
Semiconductors & Semiconductor Equipment	12.8%
Software	14.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	6.1%
Novo Nordisk AS, Class B	5.0%
Microsoft Corp.	4.9%
Eli Lilly & Co.	4.5%
Mastercard, Inc., Class A	4.5%
eBay, Inc.	4.0%
Ecolab, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.9%
Thermo Fisher Scientific, Inc.	3.7%
Roper Technologies, Inc.	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000206848
Shareholder Report [Line Items]
Fund Name	Mirova International Sustainable Equity Fund
Class Name	Class A
Trading Symbol	MRVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mirova International Sustainable Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.21%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
AssetsNet	$ 17,000,520
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$17,000,520
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.6%
Short-Term Investments	3.7%
Electronic Equipment, Instruments & Components	3.1%
Electric Utilities	3.8%
Health Care Equipment & Supplies	4.1%
Personal Care Products	4.6%
Insurance	5.0%
Building Products	6.0%
Banks	6.4%
Software	6.6%
Pharmaceuticals	8.9%
Chemicals	9.0%
Semiconductors & Semiconductor Equipment	11.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.8%
Novo Nordisk AS, Class B	5.5%
ASML Holding NV	5.3%
SAP SE	5.0%
KBC Group NV	4.3%
Iberdrola SA	3.8%
Air Liquide SA	3.5%
Symrise AG	3.4%
Kingspan Group PLC	3.4%
Legal & General Group PLC	3.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000206846
Shareholder Report [Line Items]
Fund Name	Mirova International Sustainable Equity Fund
Class Name	Class N
Trading Symbol	MRVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mirova International Sustainable Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 17,000,520
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$17,000,520
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.6%
Short-Term Investments	3.7%
Electronic Equipment, Instruments & Components	3.1%
Electric Utilities	3.8%
Health Care Equipment & Supplies	4.1%
Personal Care Products	4.6%
Insurance	5.0%
Building Products	6.0%
Banks	6.4%
Software	6.6%
Pharmaceuticals	8.9%
Chemicals	9.0%
Semiconductors & Semiconductor Equipment	11.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.8%
Novo Nordisk AS, Class B	5.5%
ASML Holding NV	5.3%
SAP SE	5.0%
KBC Group NV	4.3%
Iberdrola SA	3.8%
Air Liquide SA	3.5%
Symrise AG	3.4%
Kingspan Group PLC	3.4%
Legal & General Group PLC	3.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000206847
Shareholder Report [Line Items]
Fund Name	Mirova International Sustainable Equity Fund
Class Name	Class Y
Trading Symbol	MRVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mirova International Sustainable Equity Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
AssetsNet	$ 17,000,520
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$17,000,520
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.6%
Short-Term Investments	3.7%
Electronic Equipment, Instruments & Components	3.1%
Electric Utilities	3.8%
Health Care Equipment & Supplies	4.1%
Personal Care Products	4.6%
Insurance	5.0%
Building Products	6.0%
Banks	6.4%
Software	6.6%
Pharmaceuticals	8.9%
Chemicals	9.0%
Semiconductors & Semiconductor Equipment	11.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.8%
Novo Nordisk AS, Class B	5.5%
ASML Holding NV	5.3%
SAP SE	5.0%
KBC Group NV	4.3%
Iberdrola SA	3.8%
Air Liquide SA	3.5%
Symrise AG	3.4%
Kingspan Group PLC	3.4%
Legal & General Group PLC	3.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000094872
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark International Fund
Class Name	Class A
Trading Symbol	NOIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.15%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
AssetsNet	$ 356,768,306
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,034,758
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$356,768,306
# of Portfolio Holdings (including overnight repurchase agreements)	68
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,034,758

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.9%
Hotels, Restaurants & Leisure	3.4%
Financial Services	4.1%
Broadline Retail	4.4%
Health Care Providers & Services	4.8%
Insurance	4.9%
Automobiles	5.0%
Textiles, Apparel & Luxury Goods	6.1%
Pharmaceuticals	6.2%
Machinery	9.2%
Banks	10.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

BNP Paribas SA	3.5%
Bayer AG	3.4%
Lloyds Banking Group PLC	3.3%
CNH Industrial NV	3.2%
Kering SA	3.0%
Prudential PLC	2.8%
Mercedes-Benz Group AG, (Registered)	2.7%
Prosus NV	2.6%
Continental AG	2.5%
Fresenius Medical Care AG	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000094873
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark International Fund
Class Name	Class C
Trading Symbol	NOICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.90%
AssetsNet	$ 356,768,306
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,034,758
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$356,768,306
# of Portfolio Holdings (including overnight repurchase agreements)	68
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,034,758

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.9%
Hotels, Restaurants & Leisure	3.4%
Financial Services	4.1%
Broadline Retail	4.4%
Health Care Providers & Services	4.8%
Insurance	4.9%
Automobiles	5.0%
Textiles, Apparel & Luxury Goods	6.1%
Pharmaceuticals	6.2%
Machinery	9.2%
Banks	10.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

BNP Paribas SA	3.5%
Bayer AG	3.4%
Lloyds Banking Group PLC	3.3%
CNH Industrial NV	3.2%
Kering SA	3.0%
Prudential PLC	2.8%
Mercedes-Benz Group AG, (Registered)	2.7%
Prosus NV	2.6%
Continental AG	2.5%
Fresenius Medical Care AG	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000190734
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark International Fund
Class Name	Class N
Trading Symbol	NIONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$41	0.85%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
AssetsNet	$ 356,768,306
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,034,758
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$356,768,306
# of Portfolio Holdings (including overnight repurchase agreements)	68
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,034,758

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.9%
Hotels, Restaurants & Leisure	3.4%
Financial Services	4.1%
Broadline Retail	4.4%
Health Care Providers & Services	4.8%
Insurance	4.9%
Automobiles	5.0%
Textiles, Apparel & Luxury Goods	6.1%
Pharmaceuticals	6.2%
Machinery	9.2%
Banks	10.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

BNP Paribas SA	3.5%
Bayer AG	3.4%
Lloyds Banking Group PLC	3.3%
CNH Industrial NV	3.2%
Kering SA	3.0%
Prudential PLC	2.8%
Mercedes-Benz Group AG, (Registered)	2.7%
Prosus NV	2.6%
Continental AG	2.5%
Fresenius Medical Care AG	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000190735
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark International Fund
Class Name	Class Y
Trading Symbol	NOIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
AssetsNet	$ 356,768,306
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,034,758
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$356,768,306
# of Portfolio Holdings (including overnight repurchase agreements)	68
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,034,758

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.9%
Hotels, Restaurants & Leisure	3.4%
Financial Services	4.1%
Broadline Retail	4.4%
Health Care Providers & Services	4.8%
Insurance	4.9%
Automobiles	5.0%
Textiles, Apparel & Luxury Goods	6.1%
Pharmaceuticals	6.2%
Machinery	9.2%
Banks	10.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

BNP Paribas SA	3.5%
Bayer AG	3.4%
Lloyds Banking Group PLC	3.3%
CNH Industrial NV	3.2%
Kering SA	3.0%
Prudential PLC	2.8%
Mercedes-Benz Group AG, (Registered)	2.7%
Prosus NV	2.6%
Continental AG	2.5%
Fresenius Medical Care AG	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018161
Shareholder Report [Line Items]
Fund Name	Natixis U.S. Equity Opportunities Fund
Class Name	Class A
Trading Symbol	NEFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.08%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 1,048,929,432
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 3,384,357
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,048,929,432
# of Portfolio Holdings (including overnight repurchase agreements)	72
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$3,384,357

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.8%
Short-Term Investments	3.3%
Media	3.1%
Broadline Retail	3.3%
Consumer Finance	3.5%
Financial Services	4.2%
Automobiles	4.5%
Entertainment	4.9%
Oil, Gas & Consumable Fuels	5.9%
Capital Markets	6.9%
Semiconductors & Semiconductor Equipment	7.1%
Banks	7.5%
Software	8.2%
Interactive Media & Services	8.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	4.7%
Alphabet, Inc., Class A	4.7%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.0%
Bank of America Corp.	2.7%
Netflix, Inc.	2.6%
Salesforce, Inc.	2.5%
Tesla, Inc.	2.4%
Deere & Co.	2.1%
Oracle Corp.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.08% from 1.12%.

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.08% from 1.12%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018163
Shareholder Report [Line Items]
Fund Name	Natixis U.S. Equity Opportunities Fund
Class Name	Class C
Trading Symbol	NECCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.83%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.83%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 1,048,929,432
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 3,384,357
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,048,929,432
# of Portfolio Holdings (including overnight repurchase agreements)	72
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$3,384,357

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.8%
Short-Term Investments	3.3%
Media	3.1%
Broadline Retail	3.3%
Consumer Finance	3.5%
Financial Services	4.2%
Automobiles	4.5%
Entertainment	4.9%
Oil, Gas & Consumable Fuels	5.9%
Capital Markets	6.9%
Semiconductors & Semiconductor Equipment	7.1%
Banks	7.5%
Software	8.2%
Interactive Media & Services	8.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	4.7%
Alphabet, Inc., Class A	4.7%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.0%
Bank of America Corp.	2.7%
Netflix, Inc.	2.6%
Salesforce, Inc.	2.5%
Tesla, Inc.	2.4%
Deere & Co.	2.1%
Oracle Corp.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.83% from 1.87%.

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.83% from 1.87%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000190732
Shareholder Report [Line Items]
Fund Name	Natixis U.S. Equity Opportunities Fund
Class Name	Class N
Trading Symbol	NESNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 1,048,929,432
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 3,384,357
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,048,929,432
# of Portfolio Holdings (including overnight repurchase agreements)	72
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$3,384,357

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.8%
Short-Term Investments	3.3%
Media	3.1%
Broadline Retail	3.3%
Consumer Finance	3.5%
Financial Services	4.2%
Automobiles	4.5%
Entertainment	4.9%
Oil, Gas & Consumable Fuels	5.9%
Capital Markets	6.9%
Semiconductors & Semiconductor Equipment	7.1%
Banks	7.5%
Software	8.2%
Interactive Media & Services	8.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	4.7%
Alphabet, Inc., Class A	4.7%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.0%
Bank of America Corp.	2.7%
Netflix, Inc.	2.6%
Salesforce, Inc.	2.5%
Tesla, Inc.	2.4%
Deere & Co.	2.1%
Oracle Corp.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.78% from 0.82%.

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.78% from 0.82%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018164
Shareholder Report [Line Items]
Fund Name	Natixis U.S. Equity Opportunities Fund
Class Name	Class Y
Trading Symbol	NESYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.83%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
Material Change Description [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
AssetsNet	$ 1,048,929,432
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 3,384,357
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,048,929,432
# of Portfolio Holdings (including overnight repurchase agreements)	72
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$3,384,357

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.8%
Short-Term Investments	3.3%
Media	3.1%
Broadline Retail	3.3%
Consumer Finance	3.5%
Financial Services	4.2%
Automobiles	4.5%
Entertainment	4.9%
Oil, Gas & Consumable Fuels	5.9%
Capital Markets	6.9%
Semiconductors & Semiconductor Equipment	7.1%
Banks	7.5%
Software	8.2%
Interactive Media & Services	8.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	4.7%
Alphabet, Inc., Class A	4.7%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.0%
Bank of America Corp.	2.7%
Netflix, Inc.	2.6%
Salesforce, Inc.	2.5%
Tesla, Inc.	2.4%
Deere & Co.	2.1%
Oracle Corp.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.83% from 0.87%.

Material Fund Change Expenses [Text Block]	Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.83% from 0.87%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018172
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Small Cap Value Fund
Class Name	Class A
Trading Symbol	NEFJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
AssetsNet	$ 1,078,294,121
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,500,876
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,078,294,121
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,500,876

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.3%
Short-Term Investments	5.1%
Health Care Equipment & Supplies	3.0%
Household Durables	3.1%
Capital Markets	3.4%
Machinery	3.5%
Insurance	3.5%
Building Products	3.9%
Semiconductors & Semiconductor Equipment	4.0%
Health Care Providers & Services	4.1%
Electronic Equipment, Instruments & Components	4.4%
Specialty Retail	4.7%
Oil, Gas & Consumable Fuels	5.7%
Trading Companies & Distributors	7.1%
Chemicals	7.4%
Banks	9.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Element Solutions, Inc.	3.5%
Western Alliance Bancorp	2.1%
First American Financial Corp.	2.0%
Kirby Corp.	2.0%
Globus Medical, Inc., Class A	2.0%
Janus International Group, Inc.	2.0%
Comerica, Inc.	1.9%
Beacon Roofing Supply, Inc.	1.9%
Evercore, Inc., Class A	1.9%
Insight Enterprises, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018174
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Small Cap Value Fund
Class Name	Class C
Trading Symbol	NEJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	2.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.00%
AssetsNet	$ 1,078,294,121
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,500,876
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,078,294,121
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,500,876

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.3%
Short-Term Investments	5.1%
Health Care Equipment & Supplies	3.0%
Household Durables	3.1%
Capital Markets	3.4%
Machinery	3.5%
Insurance	3.5%
Building Products	3.9%
Semiconductors & Semiconductor Equipment	4.0%
Health Care Providers & Services	4.1%
Electronic Equipment, Instruments & Components	4.4%
Specialty Retail	4.7%
Oil, Gas & Consumable Fuels	5.7%
Trading Companies & Distributors	7.1%
Chemicals	7.4%
Banks	9.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Element Solutions, Inc.	3.5%
Western Alliance Bancorp	2.1%
First American Financial Corp.	2.0%
Kirby Corp.	2.0%
Globus Medical, Inc., Class A	2.0%
Janus International Group, Inc.	2.0%
Comerica, Inc.	1.9%
Beacon Roofing Supply, Inc.	1.9%
Evercore, Inc., Class A	1.9%
Insight Enterprises, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000190733
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Small Cap Value Fund
Class Name	Class N
Trading Symbol	VSCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,078,294,121
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,500,876
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,078,294,121
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,500,876

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.3%
Short-Term Investments	5.1%
Health Care Equipment & Supplies	3.0%
Household Durables	3.1%
Capital Markets	3.4%
Machinery	3.5%
Insurance	3.5%
Building Products	3.9%
Semiconductors & Semiconductor Equipment	4.0%
Health Care Providers & Services	4.1%
Electronic Equipment, Instruments & Components	4.4%
Specialty Retail	4.7%
Oil, Gas & Consumable Fuels	5.7%
Trading Companies & Distributors	7.1%
Chemicals	7.4%
Banks	9.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Element Solutions, Inc.	3.5%
Western Alliance Bancorp	2.1%
First American Financial Corp.	2.0%
Kirby Corp.	2.0%
Globus Medical, Inc., Class A	2.0%
Janus International Group, Inc.	2.0%
Comerica, Inc.	1.9%
Beacon Roofing Supply, Inc.	1.9%
Evercore, Inc., Class A	1.9%
Insight Enterprises, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000069268
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Small Cap Value Fund
Class Name	Class Y
Trading Symbol	NEJYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 1,078,294,121
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,500,876
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,078,294,121
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,500,876

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.3%
Short-Term Investments	5.1%
Health Care Equipment & Supplies	3.0%
Household Durables	3.1%
Capital Markets	3.4%
Machinery	3.5%
Insurance	3.5%
Building Products	3.9%
Semiconductors & Semiconductor Equipment	4.0%
Health Care Providers & Services	4.1%
Electronic Equipment, Instruments & Components	4.4%
Specialty Retail	4.7%
Oil, Gas & Consumable Fuels	5.7%
Trading Companies & Distributors	7.1%
Chemicals	7.4%
Banks	9.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Element Solutions, Inc.	3.5%
Western Alliance Bancorp	2.1%
First American Financial Corp.	2.0%
Kirby Corp.	2.0%
Globus Medical, Inc., Class A	2.0%
Janus International Group, Inc.	2.0%
Comerica, Inc.	1.9%
Beacon Roofing Supply, Inc.	1.9%
Evercore, Inc., Class A	1.9%
Insight Enterprises, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments